PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 28, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.           PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 29,	February 28,
	2024	2025
Building	$57,777	$209,237
Leasehold improvement	84,925	144,157
Computer, equipment and software	114,976	143,187
Vehicles	769	760
Office equipment and furniture	2,799	4,424
Construction in progress	286,429	143,040

Total cost of property and equipment	547,675	644,805
Less: accumulated depreciation	(133,596)	(163,894)
Less: accumulated impairment loss	(8,760)	(8,545)
	$405,319	$472,366

For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, depreciation expenses were $35,289, $23,748 and $45,774, respectively. For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, $688, $1,290 and $5,364 impairment loss was recorded in operating expenses mainly related to leasehold improvements of certain learning centers and offices. Accumulated impairment amounting to $1,982 and $5,579 was written off along with underlying property and equipment and leasehold improvement which were disposed or fully impaired for the years ended February 29, 2024 and February 28, 2025, resulting from lease terminations.

In December 2019, the Group entered into contracts for the development of office space on parcels in Beijing and Jiangsu. In May 2024, construction in progress was transferred to the respective category of property and equipment in Beijing. The direct costs related to the construction in Jiangsu are capitalized as construction in progress for the years ended February 28, 2023, February 29, 2024 and February 28, 2025.